Expense Example - (Allspring U.S. Equity Funds - Classes A, C, R6, Administrator and Institutional)	Jul. 31, 2025 USD ($)
(Allspring Disciplined U.S. Core Fund) | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
(Allspring Disciplined U.S. Core Fund) | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	162
Expense Example, with Redemption, 3 Years	502
Expense Example, with Redemption, 5 Years	866
Expense Example, with Redemption, 10 Years	1,889
(Allspring Disciplined U.S. Core Fund) | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
(Allspring Disciplined U.S. Core Fund) | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	163
Expense Example, with Redemption, 5 Years	287
Expense Example, with Redemption, 10 Years	649
(Allspring Growth Fund) | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	646
Expense Example, with Redemption, 10 Years	1,429
(Allspring Growth Fund) | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	416
Expense Example, with Redemption, 10 Years	937
(Allspring Growth Fund) | Administrator Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	338
Expense Example, with Redemption, 5 Years	597
Expense Example, with Redemption, 10 Years	1,338
(Allspring Growth Fund) | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	263
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,051
(Allspring Large Cap Core Fund) | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	647
Expense Example, with Redemption, 10 Years	1,443
(Allspring Large Cap Core Fund) | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	185
Expense Example, with Redemption, 3 Years	600
Expense Example, with Redemption, 5 Years	1,040
Expense Example, with Redemption, 10 Years	2,264
(Allspring Large Cap Core Fund) | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	236
Expense Example, with Redemption, 5 Years	420
Expense Example, with Redemption, 10 Years	954
(Allspring Large Cap Core Fund) | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	260
Expense Example, with Redemption, 5 Years	467
Expense Example, with Redemption, 10 Years	1,065
(Allspring Large Cap Growth Fund) | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	357
Expense Example, with Redemption, 5 Years	629
Expense Example, with Redemption, 10 Years	1,407
(Allspring Large Cap Growth Fund) | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	402
Expense Example, with Redemption, 10 Years	916
(Allspring Large Cap Growth Fund) | Administrator Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	591
Expense Example, with Redemption, 10 Years	1,326
(Allspring Large Cap Growth Fund) | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	256
Expense Example, with Redemption, 5 Years	457
Expense Example, with Redemption, 10 Years	1,035
(Allspring Premier Large Company Growth Fund) | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	360
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	1,393
(Allspring Premier Large Company Growth Fund) | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	398
Expense Example, with Redemption, 10 Years	899
(Allspring Premier Large Company Growth Fund) | Administrator Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	336
Expense Example, with Redemption, 5 Years	588
Expense Example, with Redemption, 10 Years	1,310
(Allspring Premier Large Company Growth Fund) | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	448
Expense Example, with Redemption, 10 Years	1,013
(Allspring Special Large Cap Value Fund) | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	275
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,079
(Allspring Special Large Cap Value Fund) | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	142
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	573
(Allspring Special Large Cap Value Fund) | Administrator Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	253
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	996
(Allspring Special Large Cap Value Fund) | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	$ 696